UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-825_______________________________________________

American Growth Fund, Inc.______________________________________________________________

(Exact name of registrant as specified in charter)

1636 Logan Street, Denver, CO 80203______________________________________________________

(Address of principal executive offices)

(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code: _303-626-0600_____________________________

Date of fiscal year end: _July 31, 2018______________________________________________________

Date of reporting period: _ January 31, 2018_________________________________________________

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

This Form N-CSRS/A is being filed with a cover page, Items 2-13 and the related signature, our code of ethics, as well as updated certifications.

Semi Annual Report

For the six months ended January 31, 2018

Series Two

A Diversified Mutual Fund of American Growth Fund, Inc.

Dear Shareholders:

I am pleased to deliver to you the American Growth Fund Series Two Semi Annual Report for the six months ended January 31, 2018.
As you know, on July 29, 2016 your American Growth Fund, Inc. Series Two switched its Investment
Strategy to focus to the budding cannabis business. Thus, the historical financial information and numbers, such as performance and expenses, that by regulation we are required to provide may not give investors a current, relevant picture of Series Two financial data. In 2016 Factbook publisher Cannabusiness Media estimated 2017 Medical
Marijuana sales to be between $2.5 and $3.2 billion1. 2018 Medical Marijuana sales are estimated to be between $2.9 and $3.8 billion.1 As cannabis friendly laws have been introduced over the years, more and more Americans have access to its benefits.

Investment Strategy
The Fund searches for companies/investments with growth potential that could show faster growth than markets indexes. We also look for securities that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks involved, in at least some way, in the legal cannabis business. Examples of companies associated with the legal cannabis business could include legally registered publicly traded companies in fields such as agriculture, pharmaceutical, hydroponic or tobacco companies or Real Estate Investment Trusts.
These securities may be issued by large companies and also small and mid-sized companies, Micro Cap companies and REITs. The legal cannabis business does not need to be the sole focus point of a company for Series Two to invest in it nor does it need to account for a majority of its overall revenues. For example, Series Two may invest in
Company XYZ, a pharmaceutical company developing uses for medical cannabis even if the revenues produced as a result of the sales of medical cannabis is responsible for less than 5% of XYZ’s overall revenue.

Performance Overview
Of the top ten stocks that were held in the Series Two portfolio, most of them contributed to the growth of the
Fund.
Looking at Series Two’s portfolio, Drug Manufacturers makes up the largest sector of your Series Two portfolio at 16.98% and contains the portfolio’s largest investment, GW Pharmaceuticals at $71,828. GW
Pharmaceuticals is engaged in the research, development and commercialization of cannabinoid prescription medicines using botanical extracts derived from the Cannabis Sativa plant. When examining the rest of the portfolio, the largest market value gain was Kush Bottles, Inc. which rose 16.66% (a total portfolio gain of 1.56%). Freedom
Leaf followed with a market value gain of 15.16%, (a total portfolio gain of 1.42%). Lexaria Bioscience Corp had the third highest market value gain at 11.67%, (a total portfolio gain of a 1.09%).
Unfortunately, not all investments performed as well. Zynerbra Pharmaceuticals, Inc. (Drug Manufacturers)
market value was a negative -7.80%, or a negative -0.73% of the total portfolio. Vestas Wind Systems A/S (Industrial
Products) market value was a negative -6.44%, or a negative -0.60% of the total portfolio. Insys Therapeutics Inc,
(Biotechnologies) was a negative -3.47%, or a negative -0.32% of the total portfolio.
Medical Devices, Packaging and Containers, and Publishing all boosted Series Two’s portfolio Market Value while Industrial Products, Agriculture, and Personal Services worked against Series Two’s portfolio Market Return.
Overall, your American Growth Fund Series Two Class E Shares delivered you a negative 11.99% return
(this number includes a sales load of 5.75% as well as Fund expenses and change in Market Value) since January

American Growth Fund, Inc. - Series Two – Page 2

31, 2017 through close of business on January 31, 2018. The Dow Jones Industrial Average posted a gain of 34.80%
since January 31, 2017 through close of business on January 31, 2018 while the S&P 500 posted a gain of 26.41%
since January 31, 2017 through close of business on January 31, 2018.
Additional data, including long-term performance data, can be found on page 26 of this report. Past performance is no guarantee of future results.

Manager’s Discussion
Eight states and the District of Columbia allow recreational cannabis use. 29 states and the District of
Columbia allow medical cannabis use with an additional 17 states allowing limited CBD/low THC only medical use.
Although the Trump/Sessions effect (the effect President Trump and/or Jeff Sessions have on the legal cannabis business sector when they speak of it) has, in our opinion, muted some of the growth, the states continue to act independent of the federal government by passing more cannabis friendly laws. Most recently, Gov. Phil Murphy of
New Jersey, as a candidate for the office he has held since January, made marijuana legalization a priority, citing social justice concerns. In his budget address, Murphy said he was committed to passing a legal marijuana bill this year [2018].2

Progression of these laws, since 1996, are shown below.

American Growth Fund, Inc. - Series Two – Page 3

Statistically speaking, the younger generations support legalization more than older generations. Interesting is the fact that most Americans have tried Cannabis with a significant percent using cannabis at least annually.

Medical Use
Examining two states medical cannabis use, Hawaii and New Mexico, both show steady growth. According to Hawaii Department of Health the number of registered patients using cannabis in Hawaii for medical reasons has grown steadily from 15.3k in January of 2017 to 20.5k in February of 2018. The New Mexico chart From the New
Mexico Department of Health also is encouraging showing a cannabis patient count beginning at 32.2k in January of
2017 and growing to 48.9k in September of 2017 before a short recession followed by an encouraging recovery. New
Mexico’s chart also shows how their medical marijuana was used.

American Growth Fund, Inc. - Series Two – Page 4

As the cannabis emerging market becomes more and more accepted the investing community becomes increasingly active.

Lastly, the United States Marijuana Index took a jump in the last six months followed by what we expect as a short but normal correction. This Index tracks the performance of the legal marijuana industry, which includes companies that directly handle legal marijuana, such as marijuana producers, processors, distributors, and retailers.
It also includes companies that do not directly handle the plant products, but cater to those who do, as well as to consumers.

The Marijuana Index, United States Marijuana Index 12 month chart beginning March 22, 2017 and ending March 22, 2018.

Your investment committee continues to look for desirable companies to invest in, including those that are overseas. GW Pharmaceuticals is a British biopharmaceutical company known for its multiple sclerosis treatment product nabiximols. GW Pharmaceuticals’ Sativex is the first natural cannabis plant derivative to gain market approval in any country. We have also invested your money into several larger mainstream companies that are partly involved in the cannabis business, such as Microsoft and Miracle-Gro.

As we look at how the cannabis business is preforming, we are optimistic and will continue to look for growth opportunities for our shareholders but will remain somewhat guarded due to the current administration. It is our hope that we will see more growth in the legal cannabis business in the upcoming months.

My staff and I are always available to discuss your account or answer any questions you might have. Please call our toll free number, 800 525-2406 or, within Colorado, 303-626-0600.

American Growth Fund wishes you A Good Future!

Sincerely,

Timothy Taggart
President
American Growth Fund, Inc.

1. Marijuana Business Factbook 2017
2. https://www.app.com/story/news/local/public-safety/2018/03/13/new-jersey-marijuana-legalization-weed-dispensaries-home-grow-
2018/420023002/

Cannabis Industry Risk – The cannabis industry is a very young, fast evolving industry with possible increased exposure to rule changes, changes in laws, increasing regulations, increasing competition which may cause businesses to suddenly close or businesses to shrink as well as the possibility that a company currently operating legally may suddenly find itself exposed to illegal activities. Series Two invests in over the counter securities and does not invest in the sale of cannabis or the activity of growing cannabis crops.

American Growth Fund, Inc. - Series Two – Page 5

How American Growth Fund, Inc. Series Two Has Its Shareholders' Money Invested

STATEMENT OF INVESTMENTS (unaudited)
January 31, 2018

		Market
Description of Security	Shares	Value

COMMON STOCK

Drug Manufacturers 16.98%
GW Pharmaceuticals Plc*	520	$71,828
(Engaged in the research, development and commercialization of cannabinoid prescription medicines using botanical extracts derived from the Cannabis Sativa plant.)
AbbVie Inc.	310	34,788
(A research-based biopharmaceutical company. It engaged in the discovery, development, manufacture and sale of a broad line of pharmaceutical products for treating chronic autoimmune diseases virology and neurological disorders.)
Merck & Company Inc.*	470	27,847
(A health care company that delivers health solutions through its prescription medicines, vaccines, biologic therapies, and animal health.)
Valeant Pharmaceuticals International*	355	6,571
(A specialty pharmaceutical and medical device company that develops, manufactures, and markets a range of generic and branded generic pharmaceuticals, over-the-counter products and medical devices.)
CV Sciences Inc.*	11,260	4,664
(A Life Science company which operates two business segments specialty pharmaceuticals and consumer products.)
Medical Marijuana Inc.*	34,720	3,889
(Engaged in the development, sale and distribution of hemp oil that contains naturally occurring cannabinoids, including cannabidiol, and other products containing CBD-rich hemp oil.)
EVIO Inc.*	1,221	2,418
(EVIO Inc offers a full suite of analytical services for Cannabis flowers, extracts, and infused products including cannabinoid and terpene profiling, pesticide and residual solvent screening, microbiological testing, and other.)
		152,005

Biotechnologies 11.16%
Cara Therapeutics Inc.*	2,265	33,228
(Develops technologies and processes to convert the cannabis plant into medicines, therapies and treatments for ailments.)
INSYS Therapeutics, Inc.*	2,545	24,076
(Is a commercial-stage specialty pharmaceutical company that develops and commercializes supportive care products including Subsys and Dronabinol SG
Capsule.)
Corbus Pharmaceuticals	3,080	23,100
(Is a clinical stage biopharmaceutical company focused on the development and commercialization of novel therapeutics to treat rare, life-threating inflammatory-
fibrotic diseases.)
GB Sciences Inc.*	17,260	13,083
(A clinical-stage biopharmaceutical company focused on developing and commercializing new chemical entities designed to alleviate pain and purities by selectively targeting kappa opioid receptors.)
Nemus Bioscience Inc.*	21,255	6,376
(Is a biopharmaceutical company engaged in the discovery, development, and the commercialization of cannabis-based therapeutics.)
		99,863

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series Two – Page 6

How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (unaudited)
January 31, 2018

		Market
Description of Security	Shares	Value

COMMON STOCK (continued)

Medical Devices 7.72%
Abbott Laboratories	740	$45,998
(Discovers, Develops, Manufactures and sells health care products. Its products include branded generic pharmaceuticals manufactured internationally, marketed and sold outside the United States.)
Cannabix Technologies Inc*	10,290	23,066
(Is a technology company engaged in developing Cannabix marijuana breathalyzer.)
		69,064

Agriculture 6.35%
Scotts Miracle-Gro Company	630	56,870
(Engaged in the manufacturing, marketing and selling of dry, granular slow-release lawn fertilizers, combination lawn fertilizer and control products, and continuous release garden and indoor plant foods.)

Application Software 6.34%
Microsoft Corporation	510	48,455
(Engaged in designing, manufacturing, selling devices, and online advertising. Its products include operating systems for computing devices, servers, phones and other devices.)
MassRoots Inc.*	15,110	8,310
(A network for the cannabis community. Through its mobile applications, systems and websites, the Company enables people to share their cannabis-related content and for businesses to connect with those consumers.)
		56,765

Packaging and Containers 5.10%
Kush Bottles Inc.*	6,770	45,616
(Engaged in the wholesale distribution of packaging supplies for the cannabis industry. Its brands include Futurola, Philips RX, Boveda, and Nectar Collector.)

Publishing 3.11%
Freedom Leaf*	85,840	27,855
(Freedom Leaf Inc is a development stage company. The Company is engaged in the print and online publications of news, art, fashion, lifestyle, entertainment and the cannabis industry through social media and on its website.)

Medical Diagnostics & Research 3.10%
Cannabis Sciences Inc.*	347,210	27,777
(Engaged in the creation of cannabis-based medicines, both with and without psychoactive properties, to treat disease and the symptoms of disease, as well as for general health maintenance.)

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series Two – Page 7

How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (unaudited)
January 31, 2018

		Market
Description of Security	Shares	Value

COMMON STOCK (continued)

Business Services 2.95%
CannaGrow Holdings Inc.*	8,260	$14,538
(A lessor, liaison, and consultant to licensed growers providing growing facilities for medical and recreational cannabis industry in the State of Colorado.)
Americann, Inc.*	2,875	9,487
(Develops and supports medical cannabis cultivation and processing facilities.)
Medicine Man Technologies Inc.*	860	2,417
(A cannabis consulting company. The Company provides consulting services for cannabis growing technologies and methodologies, as well as retail operations of cannabis products.)
		26,442

Real Estate Services 2.94%
Innovative Industrial Properties, Inc.*	870	24,856
(Is engaged in the acquisitions, ownership, and management of specialized industrial properties leased to state-licensed operators for their regulated medical-
use cannabis facilities.)
Grow Condos Inc.*	14,845	1,484
(A real estate purchaser, developer and manager of specific use industrial properties providing Condo style facilities to support Cannabis Farmers.)
		26,340

Consumer Packaged Goods 2.89%
Lexaria Bioscience Corp*	14,790	25,882
(Lexaria Bioscience Corp is a food sciences company. It has two distinct consumer product brands: ViPova and Lexaria Energy. It uses patent pending technology to infuse hemp oil ingredients within lipids in popular foods.)

Farm and Construction Equipment 2.79%
Surna, Inc.*	45,880	15,485
(Designs, manufactures, and distributes systems for controlled environmental agriculture.)
Terra Tech Corp*	29,465	9,473
(Engages in the design, marketing and sale of hydroponic equipment with proprietary technology to create sustainable solutions for the cultivation of indoor agriculture.)
		24,958

Industrial Products 2.73%
Vestas Wind Systems A/S ADR	1,075	24,419
(A Danish power company. The Company produces and maintains wind energy systems.)

Computer Hardware 2.23%
Solis Tek, Inc.*	13,930	19,920
(Researches, designs, develops and manufactures advanced, energy efficient indoor horticulture lighting and ancillary equipment.)

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series Two – Page 8

How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (unaudited)
January 31, 2018

			Market
Description of Security		Shares	Value

COMMON STOCK (continued)

Personal Services 1.54%
Cannabis Sativa Inc.*		2,300	$13,731
(Engaged in research, development, and licensing of specialized natural cannabis products, including cannabis formulas, edibles, topicals, strains, recipes and delivery systems.)

Consulting & Outsourcing 1.11%
Blue Line Protection Group Inc.*		163,020	9,912
(Engaged in providing armed protection, asset management, logistics, and compliance services for business engaged in the legal cannabis industry.)

Tobacco 1.04%
MCIG Inc.*		33,960	9,339
(Is a diversified holdings company focused on technology and consulting, cultivation, biotech, vaporizers, dispensary supplies, and payment processing business.)

Retail – Apparel & Specialty 1.01%
AeroGrow International		3,100	8,990
(Engaged in developing, marketing, and distribution indoor aeroponic garden systems designed and priced to appeal to the consumer gardening, cooking and small indoor appliance markets.)

Industrial Distribution 0.91%
GrowGeneration Corp.*		1,300	8,151
(GrowGeneration Corp operates hydroponic and organic specialty gardening retail outlets in the United States. It sells products including organic nutrients and soil, advanced lighting technology, hydroponic and aquaponics equipment and other products.)

Conglomerates 0.64%
Axim Biotechnologies, Inc *		820	5,740
(Is a biotechnology company in a development stage.	They are beginning Phase II
Trails for a cannabidoil chewing gum for Irritable Bowel Syndrome.)

Online Media 0.60%
Chineseinvestors.com*		7,400	5,328
(Chineseinvestors.com Inc provides real-time market commentary and analysis in the Chinese language. The company offers various levels of information relative to the US Equity and Financial Markets as well as certain other specific financial markets.)

Metals and Mining 0.10%
Zoned Properties Inc.*		980	921
(A Real Estate development company. It is engaged in identifying, developing and leasing properties in emerging industries including the licensed marijuana industry.)

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series Two – Page 9

How American Growth Fund, Inc. Series Two Has Its Shareholders' Money Invested

STATEMENT OF INVESTMENTS (unaudited)
January 31, 2018

			Market
Description of Security	Shares		Value

COMMON STOCK (continued)

Total Common Stocks (cost $603,555) – 83.34%			745,888)

Total Investments, at Market Value (cost $603,555)	83.34%		745,888)
Other Assets, Less Liabilities	16.66%		149,121)
Net Assets	100.00	% $	895,009)

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series Two – Page 10

Financial Statements
AMERICAN GROWTH FUND, INC. SERIES TWO
STATEMENT OF ASSETS AND LIABILITIES, January 31, 2018 (unaudited)

ASSETS:
Investments, at market value (cost $603,555)	$745,888
Cash	149,309
Receivables:
Shares of beneficial interest sold	377
Securities sold	-
Dividends and interest	428
Legal receivable	247
Total assets	896,249
LIABILITIES:
Shares of beneficial interest redeemed	-
Securities purchased payable	-
12b-1 fees	503
Management fee	737
Total liabilities	1,240
NET ASSETS	$895,009
COMPOSITION OF NET ASSETS:
Paid-in capital	$857,820
Accumulated Net Investment Loss	(43,504)
Accumulated net realized loss from investment transactions	(61,640)
Net unrealized appreciation of investments	142,333
Net assets	$895,009
NET ASSET VALUE PER SHARE:
Class E Shares:
Net asset value and redemption price per share (based on net assets of	$4.77
$895,009 and 187,488 shares of beneficial interest outstanding)
Maximum offering price per share (net asset value plus sales charge of 5.75% of	$5.06
offering price)

See accompanying notes to financial statements

American Growth Fund, Inc. - Series Two – Page 11

Financial Statements

AMERICAN GROWTH FUND, INC. SERIES TWO

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (unaudited)

INVESTMENT INCOME:
Dividends (Net of ($0) foreign withholding tax)	$2,524
Interest	3
Total investment income	2,527

EXPENSES:
Investment advisory fees (Note 4)	3,045
Administration expenses (Note 4)	3,406
Transfer agent, shareholder servicing and data processing fees (Note 4)	1,970
Accounting fees (Note 4)	2,803
Rent expense (Note 4)	1,732
Custodian fees	3,060
Professional fees	20,211
Registration and filing fees (Note 1):	6,954
Shareholder reports	-
Distribution and service fees (Note 4):
Class E	872
Class F	-
Directors fees (Note 4)	426
Other expenses	1,552
Total expenses	46,031
Net investment loss	(43,504)

REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized loss on investments	(11,772)
Net change in unrealized appreciation on investments	156,890
Net loss on investments	145,118
Net decrease in net assets resulting from operations	$101,614

See accompanying notes to financial statements

American Growth Fund, Inc. - Series Two – Page 12

Financial Statements
AMERICAN GROWTH FUND, INC. SERIES TWO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	January 31, 2018	July 31, 2017
	(unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss	$(43,504)	$(85,770)
Net realized gain (loss) on investments	(11,772)	787,166
Net change in unrealized appreciation/depreciation on investments.	156,890	(868,451)
Net increase (decrease) in net assets resulting from operations	101,614	(167,055)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from beneficial interest transactions (Note 2):
Class E	204,092	172,633
Class F1	-	(235,169)
Net change in net assets derived from beneficial interest
transactions	204,092	(62,536)
Distribution to shareholders from long term capital gains:
Class E	-	(628,969)
Class F1	-	(278,537)
Distribution to shareholders form return of capital:
Class E	-	(14,430)
Class F2	-	(6,390)
Net change from distribution to shareholders:	-	(928,326)
Total increase (decrease)	305,706	(1,157,917)
Net Assets - Beginning of year	589,303	1,747,220
Net Assets - End of year[1]	$(895,009)	$589,303
[1] Includes net investment loss	(43,504)	-

2 As of October 2016, all Class F shareholders were redeemed or transferred to other share classes. As of January 31, 2018 Class F shares remained open with no outstanding shares.

.

See accompanying notes to financial statements

American Growth Fund, Inc. - Series Two – Page 13

Financial Statements
AMERICAN GROWTH FUND, INC. SERIES TWO

		Class E
	Six Months
	Ended
		Year Ended
	January 31,	July 31,
	(unaudited)
	2018	2017	2016	2015	2014	2013
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$4.04	$11.15	$12.28	$11.28	$10.14	$8.78
Income gain (loss) from investment operations:
Net investment loss3	(0.29)	(0.64)	(0.78)	(0.62)	(0.50)	(0.37)
Net realized and unrealized gain (loss)	1.02	(0.61)	(0.35)	1.62	1.64	1.73
Total income gain (loss) from investment
operations	0.73	(1.25)	(1.13)	1.00	1.14	1.36
Distributions:
Long-term capital gains distributions	-	(5.73)	-	-	-	-
Return of capital distributions	-	(0.13)	-	-	-	-
Total distributions	-	(5.86)	-	-	-	-
Net Asset Value, End of Period	$4.77	$4.04	$11.15	$12.28	$11.28	$10.14
Total Return at Net Asset Value1 & 4	18.1%	(23.8)%	(9.2)%	8.9%	11.2%	15.5%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	895	589	1,225	1,476	1,584	1,721
Ratio to average net assets:
Net investment loss 5	(14.25)%	(13.37)%	(7.00)%	(5.24)%	(4.58)%	(3.92)%
Expenses 5	15.08%	14.53%	8.94%	6.87%	6.16%	6.04%
Portfolio Turnover Rate2 & 4	20%	151%	0%	0%	4%	25%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) from the year ended
July 31, 2017, aggregated $809,766 and $1,912,882, respectively.
3. Per share amounts have been calculated using the Average Shares Method.
4. Six Months Ended Calculation has not been annualized.
5. Six Months Ended Calculation has been annualized.
See accompanying notes to financial statements
American Growth Fund, Inc. - Series Two – Page 14

Notes to Financial Statements
American Growth Fund, Inc. Series Two (unaudited)

1. Summary of Significant Accounting Policies
American Growth Fund, Inc. Series Two (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services –
Investment Companies.” The Fund's primary investment objective is growth of capital. The Fund's investment advisor is Investment
Research Corporation (IRC). The Fund offers Class E and Class F shares. Class E has a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75%. Purchases of Class E shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. Class F has a maximum deferred sales charge as a percentage of original purchase price or redemption proceeds, whichever is lower, of 1% for the first year. As of January 31, 2018, there were no shares of Class F outstanding. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class.
Reclassifications - Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2017, the Fund decreased net investment loss by $85,770, and decreased paid-in capital by
$85,770.
Investment Valuation – Investment securities traded on the New York Stock Exchange or other stock exchange approved for this purpose by the board of directors will be valued on the basis of the closing sale thereof on such stock exchange, or, if such sale is lacking, at the mean between closing bid and asked prices on such day. If no bid and asked prices are quoted for such day or information as to New York or other approved exchange transactions is not readily available, the security will be valued by reference to recognized composite quotations or such other method as the board of directors in good faith deems will reflect its fair market value. Securities not traded on any stock exchange but for which market quotations are readily available are valued on the basis of the mean of the last bid and asked prices. Short-term securities are valued at the mean between the closing bid and asked prices or by such other method as the board of directors determines to reflect their fair market value. The board of directors in good faith determines the manner of ascertaining the fair market value of other securities and assets.
Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class.
Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the open tax year 2014-2016 and expected to be taken in the Fund's 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United
States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Securities Valuations – As described in note 1, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Semi-Annual Report for the six months ended January 31, 2018

American Growth Fund, Inc. - Series Two – Page 15

Notes to Financial Statements

American Growth Fund, Inc. Series Two (unaudited)

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$745,888	0	0	$745,888

The industry classifications of Level 1 investments are included in the Statement of Investments.

There were no transfers in to or out of Level 1 or Level 2 for the six months ended January 31, 2017. Transfers are recognized at the end of the reporting period.

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	For the six month ended			For the year ended
		January 31, 2018		July 31, 2017
		(unaudited)
	Shares	Shares	Shares	Amount
Class E:
Sold	59,246	274,437	93,925	$466,644
Dividends and distributions
reinvested	-	-	114,660	608,845
Redeemed	(17,716)	(70,345)	(172,459)	(902,856)
Net decrease	41,530	204,092	36,126	$172,633
Class F:
Sold	-	$-	-	$-
Dividends and distributions
reinvested			42,888	210,151
Redeemed	-	-	(91,527)	(445,320)
Net (decrease) increase	-	$-	(48,639)	$(235,169)

3. Realized and Unrealized Gains and Losses on Investments

The identified tax cost basis of investments at January 31, 2018 was $603,555. Net unrealized appreciation on investments of $142,333, based on identified tax cost as of January 31, 2018, was comprised of gross appreciation of $187,893 and gross depreciation of $45,560.

4. Underwriting, Investment Advisory Contracts, Service Fees and Other Related Parties

Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.

Class F shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class E shares are subject to annual service and distribution fees no greater than 0.30% of average daily net assets, respectively. For the six months ended January 31, 2018 commissions and sales charges paid by investors on the purchase of Fund shares totaled $13,555 of which $1,909 was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund.

No payments were made by the Fund to WCB for brokerage commission on securities transactions.

Certain officers of the Fund are also officers of WCB and IRC. For the six months ended January 31, 2018, the Fund paid directors' fees of $205, expenses of $114, and the audit chair $107 for review.

For the six months ended January 31, 2018, under an agreement with IRC, the Fund was charged $3,045 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $1,732 by an affiliated company of IRC for the rental of office space.

5. Federal Income Tax Matters

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.

As of July 31, 2017 the components of accumulated gains on a tax-basis were as follows:

Unrealized depreciation	(14,557)
Post-October losses	(49,868)

American Growth Fund, Inc. - Series Two – Page 16

Semi-Annual Report for the six months ended January 31, 2018

Notes to Financial Statements

American Growth Fund, Inc. Series Two (unaudited)

(64,425)

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the fund’s next taxable year. At July 31, 2017, the fund deferred $49,868 of the post-October losses.

The tax character distributions paid during the year ended July 31, 2017 and July 31, 2016 was as follows:

	July 31, 2017	July 31, 2016
Long-Term Capital Gains	907,505	-
Return of capital	20,821	-
Total	928,326	-

American Growth Fund, Inc. Series Two is a diversified Mutual Fund that primarily invests in over-the-counter stocks of companies that are involved, in at least some way, in the legal cannabis business. Because the Fund follows industry diversification standards, it does not expect any impact as it relates to IRS Subchapter M or RIC diversification requirements. A checklist is employed when securities are purchased that acts as a tool to help ensure that industry diversification standards are maintained. A full explanation of the investment strategies that guides Series Two is available in its Statement of Additional Information which is available on its website, www.agfseries2.com, or by calling 800-525-2406.

6. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

7. Review of Affiliated Company’s Expenses – The Fund’s Audit Committee reviews, on a monthly and quarterly basis, the details of each expense incurred by the Fund in order to determine the appropriateness. These expense are then presented to the
Fund’s Board of Directors for review and approval at the next quarterly Board Meeting.

For the six months ended January 31, 2018 the Trust paid to its affiliated companies, World Capital Brokerage, Inc. $3,728, Investment
Research Corporation $90,276, and AGF Properties, Inc. $52,198 for services they provided to the Trust and its shareholders. These payments resulted in these affiliated companies earning profits totaling World Capital Brokerage, Inc. $(91), Investment Research
Corporation $(51,457), and AGF Properties, Inc. $(52,240).

8. Cannabis Industry Risk – The cannabis industry is a very young, fast evolving industry with possible increased exposure to rule changes, changes in laws, increasing regulations, increasing competition which may cause businesses to suddenly close or businesses to shrink as well as the possibility that a company currently operating legally may suddenly find itself exposed to illegal activities. Series Two invests in over the counter securities and does not invest in the sale of cannabis or the activity of growing cannabis crops.

Semi-Annual Report for the six months ended January 31, 2018

American Growth Fund, Inc. - Series Two – Page 17

Analysis of Expenses (unaudited)
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class E shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on August 01, 2017 and held for the six months ended January 31, 2018.

Actual expenses (unaudited)
This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.
To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an
$8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the year".

For the six months ended January 31, 2018

Actual
Total Return
	Without	Beginning	Ending	Expenses
	Sales	Account	Account	Paid During
	Charges(1)	Value	Value	The Period(2)
Class E	18.07%	$1,000.00	$1,002.70	$178.00

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class E shares.
(2) Expenses are equal to the annualized expense ratio of 15.08% for the Fund’s Class E shares, multiplied by 184/365.

Hypothetical example for comparison purposes (unaudited)
The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

For the six months ended January 31, 2018

Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	The Period(1)
Class E	5.00%	$1,000.00	$1,025.21	$154.56

(1)	Expenses are annualized expense ratio of 15.08% for the Fund’s Class E shares.

American Growth Fund, Inc. - Series Two – Page 18

Semi-Annual Report for the six months ended January 31, 2018

Allocation of Portfolio Assets (unaudited)
(Calculated as a percentage of Net Assets)
January 31, 2018
Sector Breakdown

Drug Manufacturers	16.98%
Biotechnologies	11.16%
Medical Devices	7.72%
Agriculture	6.35%
Application Software	6.34%
Packaging and Containers	5.10%
Publishing	3.11%
Medical Diagnostics & Research	3.10%
Business Services	2.95%
Real Estate Services	2.94%
Consumer Packaged Goods	2.89%
Farm and Construction Equipment	2.79%
Industrial Products	2.73%
Computer Hardware	2.23%
Personal Services	1.54%
Consulting & Outsourcing	1.11%
Tobacco	1.04%
Retail – Apparel & Specialty	1.01%
Industrial Distribution	0.91%
Conglomerates	0.64%
Online Media	0.60%
Metals and Mining	0.10%
Investments - Common Stocks	83.34%
Cash and Receivables, less Liabilities	16.66%
Total Net Assets	100.00%

NOTICE TO SHAREHOLDERS at July 31, 2017 (Unaudited)
How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-525-2406 or on the SEC’s website at
http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period
Ended June 30, 2017

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-525-2406. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form
N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the
Fund’s Form N-Q is also available by calling 1-800-525-2406.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) (as of July 31, 2017)
The day-to-day operations of the Fund are managed by its officers subject to the overall supervision and control of the board of directors. The Fund´s Audit Committee meets quarterly and is responsible for reviewing the financial statements of the Fund.
The following information about the interested directors2 of the Fund includes their principal occupations for the past five years:

Semi-Annual Report for the six months ended January 31, 2018

American Growth Fund, Inc. - Series Two – Page 19

			Principal	Number of	Other
		Term of Office1		Portfolios in Fund Directorships
Name, Address, and	Position(s) Held		Occupation(s)
		and Length of		Complex	Held by Director
Age	with Fund		During Past 5
		Time Served		Overseen by	for the Past Five
			Years	Director	Years
Principal financial
Timothy E. Taggart,			and accounting		Director of World
1636 Logan Street,	President,		officer, employee		Capital
Denver, CO	Director and	Since April 2004	of Adviser since	2	Brokerage, Inc.
DOB: October 18,	Treasurer		1983. See below		and Investment
1953			for affiliation with		Research
			Distributor.		Corporation

The following information about the non-interested directors, officers and advisors of the Fund includes their principal occupations for the past five years:

			Principal	Number of	Other
		Term of Office1		Portfolios in Fund Directorships
Name, Address, and	Position(s) Held		Occupation(s)
		and Length of		Complex	Held by Director
Age	with Fund		During Past 5
		Time Served		Overseen by	for the Past Five

			Years	Director	Years

Eddie R. Bush, 1400	Director and

W. 122nd Ave., Suite	Audit Committee	Since September Certified Public
100, Westminster, CO				2	None
	Chairman	1987	Accountant

DOB: December 31,	(financial expert)
1939

West Darrell 118 E.th Bush, Ave, 2714

Westminster, CO		Since September
	Director		Accountant	2	None
DOB: February 19,		2013

1971

Michael L. Gaughan,					World Capital

115 Carlisle Pl.,	Chief Compliance				Brokerage, Inc.
Since September Employee of the
Dorchester, NJ	Officer and			N/A	and Investment
		2004	Fund since 1995.
DOB: November 29,	Secretary				Research

1967					Corporation

Patricia A. Blum, 1636

Logan Street, Denver,			Employee of the		World Capital
	Vice President	Since June 2013		N/A
CO			Fund since 2001.		Brokerage, Inc.

DOB: June 27, 1959

1. Trustees and officers of the fund serve until their resignation, removal or retirement.
2. Timothy Taggart is an "interested persons” of the Fund as defined by the Investment Company Act of 1940 because of the following positions which he holds.

Timothy Taggart is the sole shareholder, president and a director of Investment Research Corporation. He is also president and a director of World Capital Brokerage, Inc., the Distributor.
The above named person received no retirement benefits or other form of deferred compensation from the Fund.
There are no other funds that together with the Fund constitute a Fund Complex.
The Fund's Statement of Additional Information includes additional information about the Fund's trustees, and is available without charge upon request by calling 1-800-525-2406.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Meeting of the Board of Directors Held on October 31, 2017

At a regular meeting of the Board of Directors (the “Board”) held on October 31, 2017 (the “meeting”), the Board, along with legal counsel representing the Fund and the Independent Directors, including a majority of the Directors who are not interested persons of the Board (the “Independent Directors”), considered the approval for another year

American Growth Fund, Inc. - Series Two – Page 20

Semi-Annual Report for the six months ended January 31, 2018 of the investment advisory agreement (the “Agreement”) between Investment Research Corporation (the “Adviser”)
and American Growth Fund, Inc. (the “Fund”).
In connection with its review and approval of the Agreement for another year at the Meeting, the Independent
Directors present considered materials furnished by the Adviser, including information about, but not limited to, the
Adviser’s personnel, operations and financial condition. The Independent Directors also submitted questions to the
Adviser prior to the Meeting. At the Meeting, representatives from the Adviser, presented information to the Board regarding the Adviser and the Series Two Fund, discussed with the Independent Directors the factors set forth in the
Gartenberg Case as they apply to the Director’s consideration of this matter, and responded to questions from the
Board.
Matters considered by the Board, including the Independent Directors, at the Meeting in connection with its re-
approval of the Agreement included the following:

Performance. The Board reviewed American Growth Fund’s investment performance reports, which compared the performance of Series Two with several other mutual funds with generally similar investment strategies, at least in part, over various time periods, as well as with the Series Two Fund’s benchmark index, the S&P 500 (the “S&P
500”), and discussed these reports with representatives of the Adviser. The Board and the Independent Directors
considered Series Two’s comparative performance for various periods, both long and short terms. A discussion was also held concerning the historical comparisons and how new funds are picked for comparison purposes. The Board also discussed governmental impact on Series Two. Based upon the foregoing and other information provided by the
Adviser, the Board, including a majority of the Independent Directors, concluded that the performance of Series Two to be satisfactory in light of the information presented at the meeting by the Adviser.

Costs of Services and Profitability. The Board reviewed and considered the contractual annual advisory fee paid by each Series to the Adviser, in light of the extent and quality of the advisory services provided by the Adviser to
Series Two. The Board received and considered information including a comparison of Series Two’s contractual advisory fee rate with those of peer funds. The Board also reviewed and considered the total expense ratio for Series
Two, alongside comparative total expense ratio information for peer funds. In doing so, the Board also considered the relative size of Series Two compared to the peer funds.
In addition, the Board, including the Independent Directors, specifically considered the profits realized by the Adviser and its affiliates, based in part on the Adviser financial information presented at the meeting and information regarding amounts paid to the Adviser and its affiliates.

Nature, Extent, and Quality of the Services under the Investment Advisory
Agreement: The Board received and considered information regarding the nature, extent, and quality of services provided to Series Two under the Agreement. The Trustees reviewed certain background materials supplied by the
Adviser in its presentation, including its Form ADV.
The Board reviewed and considered the Adviser’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by the Adviser and its affiliated entities. The Board also reviewed the research and decision making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, and policies of Series Two.
The Board considered the background and experience of the Adviser’s management in connection with the Fund, including reviewing the qualifications, backgrounds, and responsibilities of the parties primarily responsible for the day to day portfolio management of Series Two and the extent of the resources devoted to research and analysis of actual and potential investments.

Economies of Scale. After discussion, it was the consensus of the Board that the Fund had not reached an asset level where any material economies of scale were being realized by the Adviser that could be shared with the Fund.
The Board specifically noted the existence of the “break point” on advisory fees in the Agreement.

Other Benefits to the Adviser: The Board reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Fund. The Board noted that the Adviser does not have any soft dollar arrangements.

Conclusion. In reviewing the factors above, the Board concluded that no single factor was identified by the Directors to be determinative as the principal factor in whether to renew the Agreement. The Board concluded that:
(1) The nature and quality of services provided to Series Two and its shareholders by IRC were reasonable and adequate;
(2) The profitability of IRC and its affiliates from their relationships with Series Two was not unreasonable with respect to each Series;
(3) There were no material economies of scale or other incidental benefits accruing to the Adviser in connection with its relationship with Series Two;
(4) While performance of Series Two lagged behind performance of respective peer funds and benchmarks over

Semi-Annual Report for the six months ended January 31, 2018

American Growth Fund, Inc. - Series Two – Page 21

recent time periods, the Adviser had presented substantive information at the meeting regarding measures aimed at improving performance; and
(5) Series Two’s contractual advisory fee rate was within an acceptable range of the median for peer funds, and while
Series Two’s total expense ratio was generally greater than the median for peer funds, this could be attributed in part to the disparities in relative fund size.

Based on the Board’s’ deliberations and their evaluation of the information described above, the Directors, including all of the Independent Directors, concluded that the Adviser’s compensation for investment advisory services is consistent with the best interests of Series Two and its shareholders and accordingly approved continuation of the
Investment Advisory Agreement for an additional period.

American Growth Fund, Inc. - Series Two – Page 22

Semi-Annual Report for the six months ended January 31, 2018

PERFORMANCE CHARTS (unaudited)
The following charts compare the change in value of a $10,000 investment in the American Growth Fund versus the Standard and
Poors Index. Returns reflect a sales load for Class E.
Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Indices are unmanaged and generally do not reflect deductions for management fees. You cannot invest directly in an index. Current performance data to the most recent month end can be obtained by calling 1-800-525-2406.

Semi-Annual Report for the six months ended January 31, 2018

American Growth Fund, Inc. - Series Two – Page 23

American Growth Fund Returns
On 2/23/2011, the Fund introduced a new Series consisting of Class E shares. Class E shares are subject to a maximum front-end sales charge of 5.75%. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class E shares. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. Data presented represents past performance and cannot be used to predict future results. Current performance may be lower or higher than the performance data quoted. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 01/31/2018.
For current month-end performance figures please call 1-800-525-2406.

			5	year	Since Inception
Series Two (unaudited)	1	Year	annualized		annualized (February 23, 2011)
Class E without load	(6.65)%		1.03%		0.05%
Class E with load*	(11.99)%		(0.15)%		(0.80)%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.

TRANSFER AGENT: Fund Services, Inc., 8730 Stony Point Parkway, Stony Point Bldg. III - Suite # 205, Richmond, Va. 23235
CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
RETIREMENT PLAN CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: Tait, Weller & Baker LLP, 1818 Market St., Suite 2400, Philadelphia, PA
19103
LEGAL COUNSEL: K&L Gates LLP, 1601 K St NW, Washington, DC 20006
UNDERWRITER/DISTRIBUTOR: World Capital Brokerage, Inc., 1636 Logan Street, Denver, CO 80203

OFFICERS AND DIRECTORS		INVESTMENT ADVISORS
Timothy E. Taggart	President and Director	Investment Research Corporation
Eddie R. Bush	Director	1636 Logan Street
Darrell E. Bush	Director	Denver, CO 80203
Patricia A. Blum	Vice President	OFFICERS AND DIRECTORS
Michael L. Gaughan	Chief Compliance Officer	Timothy E. Taggart	President, Treasurer, and
	and Corporate Secretary		Director
		Michael L. Gaughan	Vice President,
Secretary
and Director
		Patricia A. Blum	Vice President

3/2018

2018-01-31(a) – Series 2

ITEM 2 – Code of Ethics

The Fund has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.
The Fund undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. at 800-525-2406 or to 1636 Logan Street, Denver, CO 80203.

ITEM 3 – Audit Committee Financial Expert

The Fund’s board has determined that Eddie R. Bush, CPA, a member of the Fund’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as
"audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Fund’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

n/a

ITEM 5 – Audit Committee of Listed Funds

n/a

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies

Not applicable to this Fund, insofar as the Fund is not a closed end management investment company.

ITEM 8 – Portfolio Managers of Closed End Management Investment Companies

Not applicable to this Fund, insofar as the Fund is not a closed end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed End Management Investment Company and Affiliated
Purchasers

Not applicable to this Fund, insofar as the Fund is not a closed end management investment company.
ITEM 10 – Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Directors.

ITEM 11 – Controls and Procedures

(a)	The Fund’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Fund’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the
Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a 3(d)
under the Investment Company Act of 1940) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the
Fund’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Fund, insofar as the Fund is not a closed end management investment company.

ITEM 13 – Exhibits

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2) The certifications required by Rule 30a 2 of the Investment Company Act of 1940 and Sections 302 and
906 of the Sarbanes Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the
Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN GROWTH FUND, INC.

By/s/Timothy E. Taggart
Timothy E Taggart, President
Principal Executive and Principal Financial Officer
Date: November 12, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By /s/Timothy E. Taggart
Timothy E. Taggart, President
Principal Executive and Principal Financial Officer
Date: November 12, 2020